STOCKHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 08, 2023	Jul. 30, 2015
Class of Stock [Line Items]
Purchase of treasury stock (in shares)			154,084	40,267
Treasury shares acquired			$ 2,500,000	$ 700,000
July 2015 Authorization
Class of Stock [Line Items]
Authorized amount of stock repurchase program						$ 10,000,000
Purchase of treasury stock (in shares)			44,250
Treasury shares acquired			$ 700,000
August 2023 Authorization
Class of Stock [Line Items]
Authorized amount of stock repurchase program					$ 5,000,000
Purchase of treasury stock (in shares)			69,567
Treasury shares acquired			$ 1,200,000
Remaining authorized repurchase amount			$ 2,100,000
July 2015 & August 2023 Authorization
Class of Stock [Line Items]
Purchase of treasury stock (in shares)			667,496
Treasury shares acquired			$ 12,900,000
August 8 2023 Authorization
Class of Stock [Line Items]
Authorized amount of stock repurchase program					$ 5,000
Purchase of treasury stock (in shares)	0	44,250
Purchase of treasury stock (excluding tax withholdings)		$ 655,000